Debt - Components of Long-term Debt - Footnote L (Parenthetical) (Detail) CAD in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014 CAD	Sep. 26, 2014 USD ($)	Dec. 31, 2013 CAD
Debt Instrument [Line Items]
Restricted cash and cash equivalents		CAD 0		CAD 411
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit total available amount | $			$ 2
Weighted average interest rate of credit facilities	2.94%
Five Year Portion [Member]
Debt Instrument [Line Items]
Credit total available amount | $			1
One Year Plus One Year Term Out Portion [Member]
Debt Instrument [Line Items]
Credit total available amount | $			$ 1
Letter of Credit [Member]
Debt Instrument [Line Items]
Letters of credit drawn		412
Maximum capacity under credit facility		600
Restricted cash and cash equivalents		CAD 0		CAD 411